Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Impairment loss	$ 39,572,129
Intangible assets		$ 15,827
RPK Biopharma Unipessoal Lda. (“RPK”) [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value		3,783,117
Cannabis API Manufacturing and GMP License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value		$ 15,827
Cannabis Distribution License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	17,009
Intangible Assets [Member]
Intangible Assets [Line Items]
Intangible assets